Revenue - Schedule of Revenue Recognized in Consolidated Statements of Profit or Loss (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Commercial products	€ 683,572	€ 225,728	€ 178,663
Services and clinical supply	18,008	15,570	21,978
Licenses	5,630	122,343	66,077
Milestones	12,922
Total revenue	720,132	363,641	266,718
Revenue (geographical)
Total revenue	720,132	363,641	266,718
United States [Member]
Revenue
Total revenue	546,388	233,115	191,677
Revenue (geographical)
Total revenue	546,388	233,115	191,677
Europe [member]
Revenue
Total revenue	120,946	123,336	869
Revenue (geographical)
Total revenue	120,946	123,336	869
Rest of World [member]
Revenue
Total revenue	52,798	7,190	74,172
Revenue (geographical)
Total revenue	€ 52,798	€ 7,190	€ 74,172